UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7885

Name of Fund: Master Mid Cap Index Series

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master Mid Cap
        Index Series, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 12/31/03

Item 1 - Report to Shareholders

SCHEDULE OF INVESTMENTS           Master Mid-Cap Index Series, December 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares                                                                   Value
Industry*                                        Held          Common Stocks                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.8%                      7,600        +L-3 Communications Holdings, Inc.                         $    390,336
                                                4,900        Precision Castparts Corp.                                       222,509
                                                  800        +Sequa Corporation (Class A)                                     39,200
                                                                                                                        ------------
                                                                                                                             652,045
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.1%                  6,800        C.H. Robinson Worldwide, Inc.                                   257,788
                                                3,800        CNF Transportation Inc.                                         128,820
                                                3,800        +EGL, Inc.                                                       66,728
                                                8,500        Expeditors International of Washington, Inc.                    320,110
                                                6,600        +J.B. Hunt Transport Services, Inc.                             178,266
                                                                                                                        ------------
                                                                                                                             951,712
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%                                 2,100        +Alaska Air Group, Inc.                                          57,309
                                                8,100        +JetBlue Airways Corporation                                    214,812
                                                                                                                        ------------
                                                                                                                             272,121
------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.4%                          5,500        ArvinMeritor, Inc.                                              132,660
                                                1,400        Bandag, Incorporated                                             57,680
                                                2,200        BorgWarner, Inc.                                                187,154
                                                6,100        Gentex Corporation                                              269,376
                                                5,400        Lear Corporation                                                331,182
                                                2,700        Modine Manufacturing Co.                                         72,846
                                                2,100        Superior Industries International, Inc.                          91,392
                                                                                                                        ------------
                                                                                                                           1,142,290
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.5%                                7,600        +Constellation Brands, Inc. (Class A)                           250,268
                                               11,700        PepsiAmericas, Inc.                                             200,304
                                                                                                                        ------------
                                                                                                                             450,572
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 2.0%                            3,600        +Charles River Laboratories International, Inc.                 123,588
                                               15,900        +Gilead Sciences, Inc.                                          924,426
                                               23,794        +Millennium Pharmaceuticals, Inc.                               444,234
                                                7,700        +Protein Design Labs, Inc.                                      137,830
                                                5,900        +Vertex Pharmaceuticals Incorporated                             60,357
                                                                                                                        ------------
                                                                                                                           1,690,435
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                        3,200        York International Corporation                                  117,760
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.5%                          6,500        A.G. Edwards, Inc.                                              235,495
                                               28,300        +E* TRADE Group, Inc.                                           357,995
                                                5,300        Eaton Vance Corp.                                               194,192
                                                4,000        +Investment Technology Group, Inc.                               64,600
                                                5,300        Investors Financial Services                                    203,573
                                                4,800        LaBranche & Co. Inc.                                             56,016
                                                5,300        Legg Mason, Inc.                                                409,054
                                                3,900        Raymond James Financial, Inc.                                   147,030
                                                8,400        SEI Investments Company                                         255,948
                                                6,300        Waddell & Reed Financial, Inc. (Class A)                        147,798
                                                                                                                        ------------
                                                                                                                           2,071,701
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.3%                                5,800        Airgas, Inc.                                                    124,584
                                                3,100        Albemarle Corp.                                                  92,907
                                                4,900        Cabot Corporation                                               156,016
                                                9,200        Crompton Corporation                                             65,964
                                                3,100        Cytec Industries Inc.                                           119,009
                                                2,800        +FMC Corporation                                                 95,564
                                                3,400        Ferro Corporation                                                92,514
                                                9,200        IMC Global Inc.                                                  91,356
                                                4,100        The Lubrizol Corporation                                        133,332
                                               13,900        Lyondell Chemical Company                                       235,605
                                                1,700        Minerals Technologies, Inc.                                     100,725
                                                4,700        Olin Corporation                                                 94,282
                                                8,900        RPM, Inc.                                                       146,494
                                                2,600        +The Scotts Company (Class A)                                   153,816
                                                4,000        The Valspar Corporation                                         197,680
                                                                                                                        ------------
                                                                                                                           1,899,848
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 6.3%                         5,900        Associated Banc-Corp.                                           251,635
                                                4,600        Bank of Hawaii Corporation                                      194,120
                                               13,000        Banknorth Group, Inc.                                           422,890
                                                4,000        City National Corporation                                       248,480
                                                9,500        The Colonial BancGroup, Inc.                                    164,540


                                      1-M

SCHEDULE OF INVESTMENTS           Master Mid-Cap Index Series, December 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares                                                                   Value
Industry*                                        Held          Common Stocks                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks (concluded)                    6,100        Commerce Bancorp, Inc.                                     $    321,348
                                                9,800        Compass Bancshares, Inc.                                        385,238
                                                4,100        Cullen/Frost Bankers, Inc.                                      166,337
                                                6,800        FirstMerit Corporation                                          183,396
                                                4,200        Greater Bay Bancorp                                             119,616
                                               12,300        Hibernia Corporation (Class A)                                  289,173
                                                9,600        M&T Bank Corporation                                            943,680
                                                6,100        Mercantile Bankshares Corporation                               278,038
                                               16,100        National Commerce Financial Corporation                         439,208
                                                3,700        Provident Financial Group, Inc.                                 118,215
                                                3,000        +Silicon Valley Bancshares                                      108,210
                                                6,100        TCF Financial Corporation                                       313,235
                                                2,600        Westamerica Bancorporation                                      129,220
                                                5,300        Wilmington Trust Corporation                                    190,800
                                                                                                                        ------------
                                                                                                                           5,267,379
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                           2,100        Banta Corporation                                                85,050
Supplies - 4.3%                                 4,100        The Brink's Company                                              92,701
                                                8,200        +Career Education Corporation                                   328,574
                                                7,000        +ChoicePoint Inc.                                               266,630
                                                7,100        +Copart, Inc.                                                   117,150
                                                3,500        +Corinthian Colleges, Inc.                                      194,460
                                                5,600        +DeVry, Inc.                                                    140,728
                                                5,742        +Education Management Corporation                               178,232
                                                4,600        HON INDUSTRIES Inc.                                             199,272
                                                5,900        Herman Miller, Inc.                                             143,193
                                                2,900        Kelly Services, Inc. (Class A)                                   82,766
                                                2,900        +Korn/Ferry International                                        38,686
                                                6,200        Manpower Inc.                                                   291,896
                                                6,000        +The New Dun & Bradstreet Corporation                           304,260
                                               12,600        Republic Services, Inc. (Class A)                               322,938
                                                3,650        Rollins, Inc.                                                    82,308
                                                4,632        +Sotheby's Holdings, Inc. (Class A)                              63,273
                                                3,400        +Stericycle, Inc.                                               158,780
                                                3,300        +Sylvan Learning System, Inc.                                    95,007
                                                6,200        +United Rentals, Inc.                                           119,412
                                                4,200        +Valassis Communications, Inc.                                  123,270
                                                7,100        Viad Corp.                                                      177,500
                                                                                                                        ------------
                                                                                                                           3,606,086
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.6%                28,800        +3Com Corporation                                               235,296
                                                6,200        Adtran, Inc.                                                    192,200
                                                6,800        +Advanced Fibre Communications, Inc.                            137,020
                                                3,700        +Avocent Corporation                                            135,124
                                                4,300        +CommScope, Inc.                                                 70,219
                                                5,300        Harris Corporation                                              201,135
                                                9,200        +McDATA Corporation (Class A)                                    87,676
                                                3,400        +Plantronics, Inc.                                              111,010
                                                7,600        +Polycom, Inc.                                                  148,352
                                                5,300        +Powerwave Technologies, Inc.                                    40,545
                                                                                                                        ------------
                                                                                                                           1,358,577
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.3%                  5,700        Diebold, Incorporated                                           307,059
                                                2,900        Imation Corp.                                                   101,935
                                               13,000        +Quantum Corporation-DLT & Storage Systems                       40,560
                                                6,200        +SanDisk Corporation                                            379,068
                                                8,600        +Storage Technology Corporation                                 221,450
                                                                                                                        ------------
                                                                                                                           1,050,072
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.5%               3,600        +Dycom Industries, Inc.                                          96,552
                                                3,300        Granite Construction Incorporated                                77,517
                                                4,400        +Jacobs Engineering Group Inc.                                  211,244
                                                8,800        +Quanta Services, Inc.                                           64,240
                                                                                                                        ------------
                                                                                                                             449,553
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.2%                   3,700        Martin Marietta Materials, Inc.                                 173,789
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.3%                        12,900        +AmeriCredit Corp.                                              205,497
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.5%                   4,100        Longview Fibre Company                                           50,635


                                      2-M

SCHEDULE OF INVESTMENTS           Master Mid-Cap Index Series, December 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares                                                                   Value
Industry*                                        Held          Common Stocks                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging (concluded)              8,100        Packaging Corp. of America                                 $    177,066
                                                7,700        Sonoco Products Company                                         189,574
                                                                                                                        ------------
                                                                                                                             417,275
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.5%           4,200        GATX Corporation                                                117,516
                                                5,500        Leucadia National Corporation                                   253,550
                                                                                                                        ------------
                                                                                                                             371,066
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                  18,800        +Cincinnati Bell Inc.                                            94,940
Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 3.1%                      10,100        Alliant Energy Corporation                                      251,490
                                                2,400        Black Hills Corporation                                          71,592
                                               10,100        DPL Inc.                                                        210,888
                                                6,400        Duquesne Light Holdings Inc.                                    117,376
                                                5,800        Great Plains Energy Incorporated                                184,556
                                                3,000        Hawaiian Electric Industries, Inc.                              142,110
                                                3,300        IDAcorp Inc.                                                     98,736
                                                4,200        NSTAR                                                           203,700
                                               10,700        Northeast Utilities                                             215,819
                                                6,400        OGE Energy Corp.                                                154,816
                                                3,100        PNM Resources Inc.                                               87,110
                                               13,748        Pepco Holdings, Inc.                                            268,636
                                                7,200        Puget Energy, Inc.                                              171,144
                                                2,900        WPS Resources Corporation                                       134,067
                                                9,300        Wisconsin Energy Corporation                                    311,085
                                                                                                                        ------------
                                                                                                                           2,623,125
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                     2,600        AMETEK, Inc.                                                    125,476
                                                4,600        Hubbell Incorporated (Class B)                                  202,860
                                                                                                                        ------------
                                                                                                                             328,336
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                          8,000        +Arrow Electronics, Inc.                                        185,120
Instruments - 2.1%                              9,200        +Avnet, Inc.                                                    199,272
                                                6,800        CDW Corporation                                                 392,768
                                                6,500        +Kemet Corp.                                                     88,985
                                                4,000        National Instruments Corporation                                181,880
                                                3,100        +Newport Corporation                                             51,243
                                                3,400        +Plexus Corporation                                              58,378
                                                4,700        +Tech Data Corporation                                          186,543
                                                2,700        +Varian Inc.                                                    112,671
                                               12,500        +Vishay Intertechnology, Inc.                                   286,250
                                                                                                                        ------------
                                                                                                                           1,743,110
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                              4,500        +Cooper Cameron Corporation                                     209,700
Services - 3.0%                                12,200        ENSCO International Incorporated                                331,474
                                                5,143        +FMC Technologies,  Inc.                                        119,832
                                                9,300        +Grant Prideco, Inc.                                            121,086
                                                5,300        +Hanover Compressor Company                                      59,095
                                                4,000        Helmerich & Payne, Inc.                                         111,720
                                                6,500        +National-Oilwell, Inc.                                         145,340
                                                6,600        +Patterson-UTI Energy, Inc.                                     217,272
                                               11,100        +Pride International, Inc.                                      206,904
                                                8,300        +Smith International, Inc.                                      344,616
                                                5,100        Tidewater Inc.                                                  152,388
                                                7,800        +Varco International, Inc.                                      160,914
                                               10,300        +Weatherford International Ltd.                                 370,800
                                                                                                                        ------------
                                                                                                                           2,551,141
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.7%                 5,800        +BJ's Wholesale Club, Inc.                                      133,168
                                                3,200        Longs Drug Stores Corporation                                    79,168
                                                3,300        Ruddick Corporation                                              59,070
                                                4,900        Whole Foods Market, Inc.                                        328,937
                                                                                                                        ------------
                                                                                                                             600,343
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.2%                           12,613        +Dean Foods Company                                             414,589
                                               10,800        Hormel Foods Corporation                                        278,748
                                                3,600        Interstate Bakeries Corporation                                  51,228
                                                3,967        The J.M. Smucker Company                                        179,665
                                                2,900        Lancaster Colony Corporation                                    130,964
                                                3,900        Sensient Technologies Corporation                                77,103


                                      3-M

SCHEDULE OF INVESTMENTS           Master Mid-Cap Index Series, December 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares                                                                   Value
Industry*                                        Held          Common Stocks                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Food Products (concluded)                       8,800        +Smithfield Foods, Inc.                                    $    182,160
                                                4,206        Tootsie Roll Industries, Inc.                                   151,416
                                               28,100        Tyson Foods, Inc. (Class A)                                     372,044
                                                                                                                        ------------
                                                                                                                           1,837,917
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.3%                            5,100        AGL Resources Inc.                                              148,410
                                                4,000        WGL Holdings Inc.                                               111,160
                                                                                                                        ------------
                                                                                                                             259,570
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                         7,300        +Apogent Technologies Inc.                                      168,192
 Supplies - 2.2%                                4,900        Beckman Coulter Inc.                                            249,067
                                                9,300        +Cytyc Corporation                                              127,968
                                                6,300        DENTSPLY International Inc.                                     284,571
                                                4,700        +Edwards Lifesciences Corporation                               141,376
                                                4,800        Hillenbrand Industries, Inc.                                    297,888
                                                5,600        +STERIS Corporation                                             126,560
                                                4,100        +VISX, Incorporated                                              94,915
                                                5,400        +Varian Medical Systems, Inc.                                   373,140
                                                                                                                        ------------
                                                                                                                           1,863,677
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                         7,200        +AdvancePCS                                                     379,152
Services - 4.6%                                 4,400        +Apria Healthcare Group Inc.                                    125,268
                                                7,900        +Community Health Care                                          209,982
                                                4,800        +Conventry Health Care Inc.                                     309,552
                                                4,900        +Covance Inc.                                                   131,320
                                                7,700        +First Health Group Corp.                                       149,842
                                                9,300        +Health Net Inc.                                                304,110
                                                3,500        +Henry Schein, Inc.                                             236,530
                                                3,300        +LifePoint Hospitals, Inc.                                       97,185
                                                7,900        +Lincare Holdings Inc.                                          237,237
                                                8,100        Omnicare, Inc.                                                  327,159
                                                6,500        Oxford Health Plans, Inc.                                       282,750
                                                3,900        +PacifiCare Health Systems, Inc.                                263,640
                                                5,400        +Patterson Dental Company                                       346,464
                                                6,000        +Triad Hospitals, Inc.                                          199,620
                                                4,700        Universal Health Services, Inc. (Class B)                       252,484
                                                                                                                        ------------
                                                                                                                           3,852,295
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                           4,400        Applebee's International, Inc.                                  172,788
Leisure - 3.1%                                  2,800        Bob Evans Farms, Inc.                                            90,888
                                                4,700        Boyd Gaming Corporation                                          75,858
                                                7,800        +Brinker International, Inc.                                    258,648
                                                4,100        CBRL Group, Inc.                                                156,866
                                                4,100        +The Cheesecake Factory Incorporated                            180,523
                                                7,200        Extended Stay America, Inc.                                     104,256
                                                4,700        GTECH Holdings Corporation                                      232,603
                                                4,200        International Speedway Corp. (Class A)                          187,572
                                                4,800        +Krispy Kreme Doughnuts, Inc.                                   175,680
                                                4,900        Mandalay Resort Group                                           219,128
                                                6,200        Outback Steakhouse, Inc.                                        274,102
                                               23,500        +Park Place Entertainment Corporation                           254,505
                                                5,100        Ruby Tuesday, Inc.                                              145,299
                                                6,900        +Six Flags, Inc.                                                 51,888
                                                                                                                        ------------
                                                                                                                           2,580,604
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 2.6%                       3,700        Blyth, Inc.                                                     119,214
                                               12,550        D.R. Horton, Inc.                                               542,913
                                                4,600        Furniture Brands International, Inc.                            134,918
                                                2,200        +Hovnanian Enterprises, Inc. (Class A)                          191,532
                                                5,920        Lennar Corporation (Class A)                                    568,320
                                                5,300        +Mohawk Industries, Inc.                                        373,862
                                                6,000        +Toll Brothers, Inc.                                            238,560
                                                                                                                        ------------
                                                                                                                           2,169,319
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.7%                       3,200        Church & Dwight Co., Inc.                                       126,720
                                                7,600        The Dial Corporation                                            216,372
                                                6,600        +Energizer Holdings, Inc.                                       247,896
                                                                                                                        ------------
                                                                                                                             590,988
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.6%                              7,000        +Acxiom Corp.                                                   129,990


                                      4-M

SCHEDULE OF INVESTMENTS           Master Mid-Cap Index Series, December 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares                                                                   Value
Industry*                                        Held          Common Stocks                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
IT Services (concluded)                        10,500        +Affiliated Computer Services, Inc. (Class A)              $    571,830
                                                9,400        +The BISYS Group, Inc.                                          139,872
                                                4,200        +CSG Systems International, Inc.                                 52,458
                                               11,900        +Ceridian Corporation                                           249,186
                                                5,300        Certegy Inc.                                                    173,840
                                                6,200        +CheckFree Corp.                                                171,430
                                                6,500        +DST Systems, Inc.                                              271,440
                                                  800        +Gartner Group, Inc. (Class A)                                    9,048
                                                9,000        +Gartner Group, Inc. (Class B)                                   97,920
                                                5,200        +Keane, Inc.                                                     76,128
                                                7,700        +MPS Group, Inc.                                                 71,995
                                                6,000        +The Titan Corporation                                          130,860
                                                                                                                        ------------
                                                                                                                           2,145,997
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.6%                 6,700        ALLETE, Inc.                                                    205,020
                                                2,500        Carlisle Companies Incorporated                                 152,150
                                                3,100        Teleflex Incorporated                                           149,823
                                                                                                                        ------------
                                                                                                                             506,993
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.0%                                4,300        +Allmerica Financial Corporation                                132,311
                                                5,600        American Financial Group, Inc.                                  148,176
                                                3,400        AmerUs Group Co.                                                118,898
                                                7,000        Arthur J. Gallagher & Co.                                       227,430
                                                6,600        Berkley (W.R.) Corporation                                      230,670
                                                5,500        Brown & Brown                                                   179,355
                                                4,400        Everest Re Group, Ltd.                                          372,240
                                               11,225        Fidelity National Financial, Inc.                               435,305
                                                6,100        The First American Financial Corporation                        181,597
                                                5,000        HCC Insurance Holdings, Inc.                                    159,000
                                                3,500        Horace Mann Educators Corporation                                48,895
                                                3,800        +The MONY Group Inc.                                            118,902
                                                5,000        +Ohio Casualty Corporation                                       86,800
                                               14,250        Old Republic International Corporation                          361,380
                                                5,300        Protective Life Corporation                                     179,352
                                                2,200        StanCorp Financial Group, Inc.                                  138,336
                                                5,300        Unitrin, Inc.                                                   219,473
                                                                                                                        ------------
                                                                                                                           3,338,120
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.1%             4,000        +Internet Security Systems, Inc.                                 75,320
                                                4,200        +Retek Inc.                                                      38,976
                                                                                                                        ------------
                                                                                                                             114,296
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                             6,000        Callaway Golf Company                                           101,100
Products - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 2.0%                                6,000        +AGCO Corporation                                               120,840
                                                3,400        Donaldson Company, Inc.                                         201,144
                                                3,800        Federal Signal Corporation                                       66,576
                                                4,200        +Flowserve Corporation                                           87,696
                                                3,500        Graco Inc.                                                      140,350
                                                3,200        Harsco Corporation                                              140,224
                                                2,900        Kennametal Inc.                                                 115,275
                                                2,500        Nordson Corporation                                              86,325
                                                4,000        Pentair, Inc.                                                   182,800
                                                6,400        +SPX Corporation                                                376,384
                                                1,500        Tecumseh Products Company (Class A)                              72,645
                                                3,600        Trinity Industries, Inc.                                        111,024
                                                                                                                        ------------
                                                                                                                           1,701,283
------------------------------------------------------------------------------------------------------------------------------------
Marine - 0.1%                                   3,300        Alexander & Baldwin, Inc.                                       111,177
------------------------------------------------------------------------------------------------------------------------------------
Media - 2.6%                                    8,800        A.H. Belo Corporation (Class A)                                 249,392
                                                4,300        +Catalina Marketing Corporation                                  86,688
                                                4,300        +Emmis Communications Corporation (Class A)                     116,315
                                                4,000        +Entercom Communications Corp.                                  211,840
                                                7,050        Harte-Hanks, Inc.                                               153,337
                                                3,600        Lee Enterprises, Incorporated                                   157,140
                                                1,900        Media General, Inc. (Class A)                                   123,690
                                                7,900        The Reader's Digest Association, Inc.                           115,814
                                                3,100        +Scholastic Corporation                                         105,524


                                      5-M

SCHEDULE OF INVESTMENTS           Master Mid-Cap Index Series, December 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares                                                                   Value
Industry*                                        Held          Common Stocks                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Media (concluded)                                 754        The Washington Post Company (Class B)                      $    596,716
                                                8,200        +Westwood One, Inc.                                             280,522
                                                                                                                        ------------
                                                                                                                           2,196,978
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%                          4,400        Arch Coal, Inc.                                                 137,148
                                                1,800        Carpenter Technology Corporation                                 53,226
                                                4,000        Peabody Energy Corporation                                      166,840
                                                                                                                        ------------
                                                                                                                             357,214
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities &                              17,100        +Aquila, Inc.                                                    57,969
Unregulated Power - 2.2%                       11,400        Energy East Corporation                                         255,360
                                                5,000        Equitable Resources, Inc.                                       214,600
                                                8,700        MDU Resources Group                                             207,147
                                                6,200        National Fuel Gas Company                                       151,528
                                                6,700        ONEOK, Inc.                                                     147,936
                                                6,400        Questar Corporation                                             224,960
                                                8,700        SCANA Corporation                                               297,975
                                                9,400        +Sierra Pacific Resources                                        68,996
                                                5,200        Vectren Corporation                                             128,180
                                                6,000        Westar Energy, Inc.                                             121,500
                                                                                                                        ------------
                                                                                                                           1,876,151
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.0%                         5,566        +99 Cents Only Stores                                           151,562
                                                9,350        +Dollar Tree Stores, Inc.                                       281,061
                                                3,800        The Neiman Marcus Group, Inc. (Class A)                         203,946
                                               11,300        +Saks Incorporated                                              169,952
                                                                                                                        ------------
                                                                                                                             806,521
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.3%                       3,900        +Zebra Technologies Corporation (Class A)                       258,843
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 2.9%                                3,600        +Forest Oil Corporation                                         102,852
                                                7,300        Murphy Oil Corporation                                          476,763
                                                4,800        Noble Energy, Inc.                                              213,264
                                                2,800        Overseas Shipholding Group, Inc.                                 95,340
                                                9,400        +Pioneer Natural Resources Company                              300,142
                                                4,900        Pogo Producing Company                                          236,670
                                                9,800        Valero Energy Corporation                                       454,132
                                                2,600        Western Gas Resources, Inc.                                     122,850
                                               14,366        XTO Energy, Inc.                                                406,558
                                                                                                                        ------------
                                                                                                                           2,408,571
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.7%                  4,600        Bowater Incorporated                                            213,026
                                                3,100        P.H. Glatfelter Company                                          38,595
                                                2,300        Potlatch Corporation                                             79,971
                                                4,695        Rayonier Inc.                                                   194,889
                                                4,100        Wausau - Mosinee Paper Corporation                               55,432
                                                                                                                        ------------
                                                                                                                             581,913
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.6%                          5,350        +Barr Laboratories, Inc.                                        411,683
                                               15,625        +IVAX Corporation                                               373,125
                                               21,525        Mylan Laboratories, Inc.                                        543,722
                                                5,700        Perrigo Company                                                  89,604
                                                2,700        +Pharmaceutical Resources, Inc.                                 175,905
                                                9,200        +SICOR Inc.                                                     250,240
                                                7,000        +Sepracor Inc.                                                  167,510
                                                6,800        Valeant Pharmaceuticals International                           171,020
                                                                                                                        ------------
                                                                                                                           2,182,809
------------------------------------------------------------------------------------------------------------------------------------
Real Estate - 1.6%                              6,500        AMB Property Corporation                                        213,720
                                                4,300        Highwoods Properties, Inc.                                      109,220
                                                5,200        Hospitality Properties Trust                                    214,656
                                                6,300        Liberty Property Trust                                          245,070
                                                4,600        Mack-Cali Realty Corporation                                    191,452
                                                8,000        New Plan Excel Realty Trust                                     197,360
                                               10,100        United Dominion Realty Trust, Inc.                              193,920
                                                                                                                        ------------
                                                                                                                           1,365,398
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.3%                              6,700        +Swift Transportation Co., Inc.                                 140,834
                                                6,375        Werner Enterprises, Inc.                                        124,249
                                                                                                                        ------------
                                                                                                                             265,083
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                               37,500        +Atmel Corporation                                              225,375
Semiconductor Equipment - 4.1%                  2,000        +Cabot Microelectronics Corporation                              98,000


                                      6-M

SCHEDULE OF INVESTMENTS           Master Mid-Cap Index Series, December 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares                                                                   Value
Industry*                                        Held          Common Stocks                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                                5,500        +Credence Systems Corporation                              $     72,380
Semiconductor Equipment                         5,901        +Cree, Inc.                                                     104,389
(concluded)                                     9,800        +Cypress Semiconductor Corporation                              209,328
                                                9,100        +Fairchild Semiconductor Corporation                            227,227
                                                5,500        +Integrated Circuit Systems, Inc.                               156,695
                                                8,600        +Integrated Device Technology, Inc.                             147,662
                                                5,000        +International Rectifier Corp.                                  247,050
                                               11,100        Intersil Holding Corporation (Class A)                          275,835
                                               10,200        +LAM Research Corp.                                             329,460
                                                3,700        +LTX Corporation                                                 55,611
                                                9,000        +Lattice Semiconductor Corporation                               87,120
                                                7,000        +Micrel, Inc.                                                   109,060
                                               16,500        Microchip Technology                                            550,440
                                               15,300        +RF Micro Devices, Inc.                                         153,765
                                                5,900        +Semtech Corporation                                            134,107
                                                3,900        +Silicon Laboratories Inc.                                      168,558
                                                9,900        +TriQuint Semiconductor, Inc.                                    69,993
                                                                                                                        ------------
                                                                                                                           3,422,055
------------------------------------------------------------------------------------------------------------------------------------
Software - 2.8%                                 5,550        +Activision, Inc.                                               101,010
                                                2,800        +Advent Software, Inc.                                           48,804
                                                4,525        +Ascential Software Corporation                                 117,333
                                               20,400        +Cadence Design Systems, Inc.                                   366,792
                                                3,800        Fair, Isaac and Company, Incorporated                           186,808
                                                7,000        Jack Henry & Associates, Inc.                                   144,060
                                                4,800        +Macromedia, Inc.                                                85,632
                                                3,900        +Macrovision Corporation                                         88,101
                                                5,100        +Mentor Graphics Corporation                                     74,154
                                               12,500        +Network Associates, Inc.                                       188,000
                                                4,600        +RSA Security Inc.                                               65,320
                                                5,400        Reynolds & Reynolds Company (Class A)                           156,870
                                                7,300        +Sybase, Inc.                                                   150,234
                                               12,600        +Synopsys, Inc.                                                 425,376
                                                2,800        +Transaction Systems Architects, Inc. (Class A)                  63,364
                                                6,400        +Wind River Systems, Inc.                                        56,064
                                                                                                                        ------------
                                                                                                                           2,317,922
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.6%                         8,000        +Abercrombie & Fitch Co. (Class A)                              197,680
                                                5,950        +American Eagle Outfitters, Inc.                                 97,580
                                                5,200        +Barnes & Noble, Inc.                                           170,820
                                                6,100        Borders Group, Inc.                                             133,712
                                                8,300        +CarMax, Inc.                                                   256,719
                                                6,900        +Chico's FAS, Inc.                                              254,955
                                                7,800        Claire's Stores, Inc.                                           146,952
                                                5,300        Michael's Stores                                                234,260
                                                4,300        +O'Reilly Automotive, Inc.                                      164,948
                                               11,300        PETsMART, Inc.                                                  268,940
                                                5,400        +Payless ShoeSource, Inc.                                        72,360
                                                7,400        Pier 1 Imports, Inc.                                            161,764
                                                6,400        +Rent A Center Inc.                                             191,232
                                               12,600        Ross Stores, Inc.                                               333,018
                                                9,300        +Williams-Sonoma, Inc.                                          323,361
                                                                                                                        ------------
                                                                                                                           3,008,301
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                            14,700        +Coach, Inc.                                                    554,925
Luxury Goods - 0.9%                             2,900        +The Timberland Company (Class A)                               151,003
                                                4,300        +Unifi, Inc.                                                     27,735
                                                                                                                        ------------
                                                                                                                             733,663
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 3.6%               6,600        Astoria Financial Corporation                                   245,520
                                               10,850        GreenPoint Financial Corp.                                      383,222
                                                4,600        Independence Community Bank Corp.                               165,462
                                                4,500        IndyMac Bancorp, Inc.                                           134,055
                                               15,775        New York Community Bancorp, Inc.                                600,239
                                                7,300        The PMI Group, Inc.                                             271,779
                                                7,400        Radian Group Inc.                                               360,750
                                               22,900        Sovereign Bancorp, Inc.                                         543,875


                                      7-M

SCHEDULE OF INVESTMENTS           Master Mid-Cap Index Series, December 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares                                                                   Value
Industry*                                        Held          Common Stocks                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance                      5,200        Washington Federal, Inc.                                   $    147,680
(concluded)                                     3,500        Webster Financial Corporation                                   160,510
                                                                                                                        ------------
                                                                                                                           3,013,092
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                  2,100        Universal Corporation                                            92,757
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                             6,100        Fastenal Company                                                304,634
Distributors - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.2%                          7,275        +Philadelphia Suburban Corporation                              160,777
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                      4,400        +Price Communications Corporation                                60,412
Services - 0.4%                                 4,600        Telephone and Data Systems, Inc.                                287,730
                                                                                                                        ------------
                                                                                                                             348,142
------------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments in Common Stocks
                                                             (Cost - $59,226,105) - 91.8%                                 76,962,933
------------------------------------------------------------------------------------------------------------------------------------
                                 Beneficial Interest/             Short-Term Securities
                                          Shares Held
------------------------------------------------------------------------------------------------------------------------------------
                                          $ 6,612,488        Merrill Lynch Liquidity Series,
                                                                LLC Cash Sweep Series I (a)                               6,612,488
                                          $    30,000        Merrill Lynch Liquidity Series,
                                                                LLC Money Market Series (a) (b)                              30,000
                                               10,000        Merrill Lynch Premier Institutional Fund (a) (b)                10,000
------------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments in Short-Term Securities
                                                             (Cost - $6,652,488) - 7.9%                                   6,652,488
------------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments (Cost - $65,878,593) - 99.7%              83,615,421
                                                             Variation Margin on Financial Futures
                                                             Contracts (c) - 0.0%                                           (38,400)
                                                             Other Assets Less Liabilities - 0.3%                           280,857
                                                                                                                       ------------
                                                             Net Assets - 100.0%                                       $ 83,857,878
                                                                                                                       ============

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.
+     Non-income producing security.
(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

-----------------------------------------------------------------------------------------------------------------
Affiliate                                                                Net Activity           Interest/Dividend
                                                                                                      Income
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                  $ 5,546,782                $   23,840
Merrill Lynch Liquidity Series, LLC Money Market Series                  $    30,000                $      924
Merrill Lynch Premier Institutional Fund                                      10,000                $      487
-----------------------------------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securitites loans.
(c) Financial futures contracts purchased as of December 31, 2003 were as follows:

--------------------------------------------------------------------------------------------------------------
Number of        Issue                    Expiration                       Face Value               Unrealized
Contracts                                    Date                                                      Gains
--------------------------------------------------------------------------------------------------------------
    24       S&P 400 Midcap               March 2004                     $ 6,710,983               $  201,617

                                                                                                    ----------
Total Unrealized Gains                                                                              $  201,617
                                                                                                    ==========
--------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.


                                      8-M

                                   Master Mid Cap Index Series December 31, 2003

STATEMENT OF ASSETS AND LIABILITIES
MASTER
MID CAP
INDEX SERIES           As of  December 31, 2003
------------------------------------------------------------------------------------------------------------------------
Assets:                Investments, at value (including securities loaned of $38,250)
                       (identified cost-$65,878,593) ................................                        $83,615,421
                       Cash on deposit for financial futures contracts                                           336,000
                       Receivables:
                                Dividends ...........................................        $    49,626
                                Contributions .......................................             45,122
                                Interest ............................................              3,568
                                Securities lending-net ..............................                 51          98,367
                                                                                             -----------
                       Prepaid expenses .............................................                                306
                                                                                                             -----------
                       Total assets .................................................                         84,050,094
                                                                                                             -----------

------------------------------------------------------------------------------------------------------------------------
Liabilities:           Collateral on securities loaned, at value ....................                             40,000
                       Payables:
                             Withdrawals ............................................            105,190
                             Variation margin .......................................             38,400
                             Other affiliates .......................................                712
                              Investment adviser ....................................                115         144,417
                                                                                             -----------
                       Accrued expenses and other liabilities .......................                              7,799
                                                                                                             -----------
                       Total liabilities ............................................                            192,216
                                                                                                             -----------

------------------------------------------------------------------------------------------------------------------------
Net Assets:            Net assets ...................................................                        $83,857,878
                                                                                                             ===========

------------------------------------------------------------------------------------------------------------------------
Net Assets             Investors' capital ...........................................                        $65,919,433
Consist of:            Unrealized appreciation on investments-net ...................                         17,938,445
                                                                                                             -----------
                       Net assets ...................................................                        $83,857,878
                                                                                                             ===========

------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                      9-M

                                   Master Mid Cap Index Series December 31, 2003

STATEMENT OF OPERATIONS
MASTER
MID CAP
INDEX SERIES              For the Year Ended December 31, 2003
------------------------------------------------------------------------------------------------------------------------------
Investment                Dividends .......................................................                        $   764,788
Income:                   Interest ........................................................                             23,840
                          Securities lending-net ..........................................                              1,411
                                                                                                                   -----------
                          Total income ....................................................                            790,039
                                                                                                                   -----------
------------------------------------------------------------------------------------------------------------------------------
Expenses:                 Professional fees ...............................................        $ 51,625
                          Custodian fees ..................................................          21,136
                          Accounting services .............................................          10,741
                          Investment advisory fees ........................................           6,424
                          Transfer agent fees .............................................           1,847
                          Printing and shareholder reports ................................           1,787
                          Trustees' fees and expenses .....................................             950
                          Other ...........................................................          15,573
                                                                                                   --------
                          Total expenses ..................................................                            110,083
                                                                                                                   -----------
                          Investment income-net ...........................................                            679,956
                                                                                                                   -----------
------------------------------------------------------------------------------------------------------------------------------
Realized &                Realized gain on investments-net ................................                            391,850
Unrealized Gain           Change in unrealized appreciation/depreciation on investments-net                         20,373,081
on Investments-Net:                                                                                                -----------
                          Total realized and unrealized gain on investments-net ...........                         20,764,931
                                                                                                                   -----------
                          Net Increase in Net Assets Resulting from Operations ............                        $21,444,887
                                                                                                                   ===========
------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements

                                      10-M

                                   Master Mid Cap Index Series December 31, 2003

STATEMENTS OF CHANGES IN NET ASSETS
MASTER                                                                                       For the Year Ended December 31,
MID CAP                                                                                    ---------------------------------
INDEX SERIES      Increase (Decrease) in Net Assets:                                           2003                 2002
----------------------------------------------------------------------------------------------------------------------------
Operations:       Investment income-net ...........................................        $    679,956         $    221,860
                  Realized gain (loss) on investments-net .........................             391,850           (1,347,143)
                  Change in unrealized appreciation/depreciation on investments-net          20,373,081           (2,962,866)
                                                                                           ------------         ------------
                  Net increase (decrease) in net assets resulting from operations .          21,444,887           (4,088,149)
                                                                                           ------------         ------------
----------------------------------------------------------------------------------------------------------------------------
Capital           Proceeds from contributions .....................................          27,919,458           47,780,517
Transactions:     Fair value of withdrawals .......................................          (1,487,438)         (13,313,155)
                                                                                           ------------         ------------
                  Net increase in net assets derived from capital transactions ....          26,432,020           34,467,362
                                                                                           ------------         ------------
----------------------------------------------------------------------------------------------------------------------------
Net Assets:       Total increase in net assets ....................................          47,876,907           30,379,213
                  Beginning of year ...............................................          35,980,971            5,601,758
                                                                                           ------------         ------------
                  End of year .....................................................        $ 83,857,878         $ 35,980,971
                                                                                           ============         ============
----------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.


                                      11-M

                                   Master Mid Cap Index Series December 31, 2003

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     For the Period
                                                                                                                       December 30,
MASTER             The following  ratios have                              For the Year Ended December 31,                1999+
MID CAP            been derived from information provided     -----------------------------------------------------  to December 31,
INDEX SERIES       in the financial statements.                  2003           2002           2001         2000           1999
------------------------------------------------------------------------------------------------------------------------------------
Total Investment
Return:#                                                          35.53%        (14.80%)         (.71%)          --            --
                                                              =========      =========      =========     =========     =========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses, net of reimbursement .........         .17%           .08%           .08%          .08%          .08% *
Average Net                                                   =========      =========      =========     =========     =========
Assets:            Expenses ...............................         .17%           .38%           .56%         1.37%          .94% *
                                                              =========      =========      =========     =========     =========
                   Investment income-net ..................        1.06%          1.06%          1.23%         1.71%         3.40% *
                                                              =========      =========      =========     =========     =========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of period (in thousands)   $  83,858      $  35,981      $   5,602     $  13,167     $   5,032
Data:                                                         =========      =========      =========     =========     =========
                   Portfolio turnover .....................        8.25%         42.18%         99.59%        50.32%           --
                                                              =========      =========      =========     =========     =========
------------------------------------------------------------------------------------------------------------------------------------

      *     Annualized.
      +     Commencement of operations.
      #     Total return is required to be disclosed for fiscal years beginning after December 15, 2000. See Notes to Financial Statements.


                                      12-M

Master Mid Cap Index Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Mid Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Series securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

      Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

      Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

      Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees.


                                      13-M

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no Federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


                                      14-M

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets.

The Series has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Series also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the year ended December 31, 2003, MLIM, LLC received $605 in securities lending agent fees.

For the year ended December 31, 2003, the Series reimbursed FAM $1,253 or certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLIM, LLC and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2003 were $27,008,013 and $5,003,969, respectively.

Net realized gains (losses) for the year ended December 31, 2003 and net unrealized gains as of December 31, 2003 were as follows:

================================================================================
                                                   Realized          Unrealized
                                                Gains (Losses)          Gains
--------------------------------------------------------------------------------
Long-term investments ...................        $   (48,317)        $17,736,828
Financial futures contracts .............            440,167             201,617
                                                 -----------         -----------
Total ...................................        $   391,850         $17,938,445
                                                 ===========         ===========
================================================================================

As of December 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $16,650,396, of which $17,648,066 related to appreciated securities and $997,670 related to depreciated securities. At December 31, 2003, the aggregate cost of investments for Federal income tax purposes was $66,965,025.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the year ended December 31, 2003.


                                      15-M

INDEPENDENT AUDITORS' REPORT

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Master Mid-Cap Index Series, one of the portfolios constituting Quantitative Master Series Trust (the "Trust") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Master Mid-Cap Index Series of Quantitative Master Series Trust as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 13, 2004


                                      16-M

Officers and Directors/Trustees (unaudited)

                                                                                                         Number
                                                                                                          of
                                                                                                      Portfolios
                                                                                                        in Fund          Other
                                                                                                        Complex          Public
                                                      Length                                            Overseen      Directorships
                                       Position(s)      of                                                by             Held by
                                        Held with      Time     Principal Occupation(s) During Past     Director/        Director/
Name               Address & Age       Fund/Trust     Served                   5 Years                  Trustee          Trustee
====================================================================================================================================
Interested Director/Trustee
====================================================================================================================================
Terry K. Glenn*    P.O. Box 9011      President      2000 to    President and Chairman of the        123 Funds        None
                   Princeton, NJ      and            present    Merrill Lynch Investment Managers,   160 Portfolios
                   08543-9011         Director/      and 1997   L.P. ("MLIM")/Fund Asset
                   Age: 63            Trustee        to         Management, L.P. ("FAM")-- Advised
                                                     present    Funds since 1999; Chairman
                                                                (Americas Region) of MLIM from
                                                                2000 to 2002; Executive Vice
                                                                President of FAM and MLIM (which
                                                                terms as used herein include their
                                                                corporate predecessors) from 1983
                                                                to 2002; President of FAM
                                                                Distributors, Inc. ("FAMD") from
                                                                1986 to 2002 and Director thereof
                                                                from 1991 to 2002; Executive Vice
                                                                President and Director of
                                                                Princeton Services, Inc.
                                                                ("Princeton Services") from 1993
                                                                to 2002; President of Princeton
                                                                Administrators, L.P. from 1989 to
                                                                2002; Director of Financial Data
                                                                Services, Inc. since 1985.

                   * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which
                   FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person" as described in the Investment
                   Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton
                   Administrators, L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72. As Fund President, Mr.
                   Glenn serves at the pleasure of the Board of Directors/Trustees.

====================================================================================================================================
Independent Directors/Trustees*
====================================================================================================================================
Donald W. Burton   P.O. Box 9095      Director/      2002 to    Manager of The Burton Partnership,   23 Funds         ITC Delta-
                   Princeton, NJ      Trustee        present    Limited Partnership since 1979;      36 Portfolios    Com, Inc.,
                   08543-9095                                   Managing General Partner of the                       ITC
                   Age: 59                                      South Atlantic Venture Funds,                         Financial
                                                                Limited Partnerships and Chairman                     Services,
                                                                of South Atlantic Private Equity                      Knology,
                                                                Fund IV, Limited Partnership since                    Inc.,
                                                                1983; Member of the Investment                        PriCare,
                                                                Advisory Council of the Florida                       Inc.,
                                                                State Board of Administration                         Symbion,
                                                                since 2001.                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer Crum     P.O. Box 9095      Director/      2000 to    James R. Williston Professor of      24 Funds         Cambridge
                   Princeton, NJ      Trustee        present    Investment Management Emeritus,      37 Portfolios    Bancorp
                   08543-9095                                   Harvard Business School since
                   Age: 71                                      1996; Chairman and Director of
                                                                Phaeton International, Ltd. from
                                                                1985 to present; Director of
                                                                Cambridge Bancorp since 1969.

------------------------------------------------------------------------------------------------------------------------------------
Laurie Simon       P.O. Box 9095      Director/      2000 to    Professor of Finance and             23 Funds         None
Hodrick            Princeton, NJ      Trustee        present    Economics, Graduate School of        36 Portfolios
                   08543-9095                                   Business, Columbia University
                   Age: 41                                      since 1998; Associate Professor
                                                                of Finance and Economics, Graduate
                                                                School of Business, Columbia
                                                                University from 1996 to 1998.


                                      17-M

Officers and Directors/Trustees (unaudited) (concluded)

                                                                                         Number of
                                                                                         Portfolios in
                                                                                         Fund Complex
                                      Position(s)    Length of  Principal                Overseen by     Other Public
                                      Held with      Time       Occupation(s) During     Director/       Directorships Held
Name               Address & Age      Fund/Trust     Served     Past 5 Years             Trustee         by Director/ Trustee
====================================================================================================================================
Independent Directors/Trustees* (concluded)
====================================================================================================================================
David H. Walsh     P.O. Box 9095      Director/      2003 to    Consultant with          23 Funds        None
                   Princeton, NJ      Trustee        present    Putnam Investments       36 Portfolios
                   08543-9095                                   since 1993 and
                   Age: 62                                      employed in various
                                                                capacities therewith
                                                                from 1971 to 1992;
                                                                Director of the
                                                                National Audubon
                                                                Society since 2000;
                                                                Director of the
                                                                American Museum of
                                                                Fly Fishing since
                                                                1998.
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss      P.O. Box 9095      Director/      2000 to    Managing Director of     23 Funds        Watson
                   Princeton, NJ      Trustee        present    FGW Associates since     36 Portfolios   Pharmaceuticals,Inc.
                   08543-9095                                   1997; Vice President,
                   Age: 62                                      Planning, Investment
                                                                and Development of
                                                                Warner Lambert Co.
                                                                from 1979 to 1997;
                                                                Director of BTG
                                                                International, PLC
                                                                since 2001; Inc.
                                                                Director of KIMC
                                                                Investment, Inc.
                                                                since 2003; Director
                                                                of Osmotica Holdings
                                                                Corp. AVV since 2003

                   * The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

                                      Position(s)    Length of
                                      Held with      Time
Name               Address & Age      Fund/Trust     Served      Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers
====================================================================================================================================
Donald C. Burke    P.O. Box 9011      Vice           1997 to     First Vice President of FAM and MLIM since 1997 and
                   Princeton, NJ      President      present     Treasurer thereof since 1999; Senior Vice President and
                   08543-9011         and Treasurer  and 1999    Treasurer of Princeton Services since 1999; Vice President of FAMD
                   Age: 43                           to present  since 1999; Director of MLIM Taxation since 1990.
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll,    P.O. Box 9011      Senior Vice    1999 to     President of MLIM and member of the Executive Management
Jr.                Princeton, NJ      President      present     Committee of ML & Co., Inc. since 2001; Global Chief
                   08543-9011                                    Investment Officer and Senior Portfolio Manager of MLIM
                   Age: 49                                       since 1999; Chief Investment Officer of Equities at
                                                                 Oppenheimer Funds, Inc. from 1990 to 1999 and Chief
                                                                 Investment Officer thereof from 1998 to 1999; Executive Vice
                                                                 President of Oppenheimer Funds, Inc. from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Richard Vella      P.O. Box 9011      Vice           1999 to     Managing Director and Head of Global Index and Enhanced
                   Princeton, NJ      President      present     Index products for Merrill Lynch Quantitative Advisors since
                   08543-9011                                    1999; Managing Director and Head of the Global Index and
                   Age: 46                                       Enhanced Index business at Bankers Trust from 1984 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Brian D. Stewart   P.O. Box 9011      Secretary      2003 to     Vice President (Legal Advisory) of MLIM since 2002; Attorney
                   Princeton, NJ                     present     with Reed Smith from 2001 to 2002; Attorney with Saul Ewing
                   08543-9011                                    from 1999 to 2001.
                   Age: 34
------------------------------------------------------------------------------------------------------------------------------------
                   * Officers of the Fund/Trust serve at the pleasure of the Board of Directors/Trustees.
------------------------------------------------------------------------------------------------------------------------------------
                   Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional
                   Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


                                      18-M

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum, (3) Laurie Simon Hodrick, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
         Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

         M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees - 2003 -- $25,200               2002 -- $25,200

         (b) Audit-Related Fees - 2003 -- $0            2002 -- $0

         (c) Tax Fees - 2003 -- $8,800                  2002 -- $10,500
                        The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees - 2003 -- $0                2002 -- $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) N/A

         (g) 2003 -- $18,690,437                        2002 -- $17,012,158

         (h) The registrant's audit committee has considered that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Reserved

Item 9 - Controls and Procedures

9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

9(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits attached hereto

10(a) - Not Applicable

10(b) - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Master Mid Cap Index Series


        By: /s/ Terry K. Glenn
            ----------------------------
            Terry K. Glenn,
            President of
            Master Mid Cap Index Series

        Date: February 23, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            ----------------------------
            Terry K. Glenn,
            President of
            Master Mid Cap Index Series

        Date: February 23, 2004


        By: /s/ Donald C. Burke
            ----------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Master Mid Cap Index Series

        Date: February 23, 2004